COMPULSORY LOAN - Balances (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
COMPULSORY LOAN
Opening balance	R$ 1,326,925	R$ 1,257,291
Effect on cash flow:
Interest payment	0	(2,240)
Non-cash effect:
Provision	201,303	70,207
Debt charges	0	18,550
Inflation adjustment	13,583	23,547
Write-offs	(135,351)	(40,430)
Final balance	R$ 1,406,460	R$ 1,326,925